FINANCIAL RISK MANAGEMENT - Schedule of monetary assets/(liabilities) in currencies (Details) - Currency risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest-bearing intercompany receivables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ 444.9	$ 342.8
Interest-bearing intercompany receivables | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	222.5
Interest-bearing intercompany receivables | JPY
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	13.6
Interest-bearing intercompany receivables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	2.2	6.0
Interest-bearing intercompany receivables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		6.3
Interest-bearing intercompany receivables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	136.9	89.7
Interest-bearing intercompany liabilities | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1,357.4)	(1,264.5)
Interest-bearing intercompany liabilities | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(484.2)	(396.1)
Interest-bearing intercompany liabilities | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		115.8
Interest-bearing intercompany liabilities | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(28.4)	(25.5)
Interest-bearing intercompany liabilities | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1.4)
Interest-bearing intercompany liabilities | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(3.9)
Non interest-bearing receivables and payables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(246.3)	(205.3)
Non interest-bearing receivables and payables | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	170.0	182.3
Non interest-bearing receivables and payables | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(7.6)	(4.1)
Non interest-bearing receivables and payables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	9.7	8.8
Non interest-bearing receivables and payables | JPY
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	10.0
Non interest-bearing receivables and payables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	8.1	8.6
Non interest-bearing receivables and payables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	5.3	4.9
Non interest-bearing receivables and payables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	7.5	8.2
Foreign exchange derivatives | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	1,211.6	475.9
Foreign exchange derivatives | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(257.0)	186.0
Foreign exchange derivatives | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(253.6)	(299.8)
Foreign exchange derivatives | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(119.3)	(106.6)
Foreign exchange derivatives | JPY
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(135.7)
Foreign exchange derivatives | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(83.6)	(80.0)
Foreign exchange derivatives | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(73.9)	(75.1)
Foreign exchange derivatives | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ (122.6)	$ (100.4)